                       [COLORADO BONDSHARES LETTERHEAD]




May 27, 1997




Dear Shareholders:

Colorado BondShares is about to reach an important milestone: we will celebrate our 10 year anniversary on June 4, 1997. During these years we have had total paid in capital of over $101,000,000, reflecting all deposits to the Fund. We have returned approximately $53,000,000 to investors in redemptions and we have paid out over $20,00,000 in dividends. Total assets of the Fund are presently at $63,000,000, the highest ever. We prospered in the late eighties and had some difficult days in 1990 due to a real estate downturn. Following a management change and a switch in investment advisors, we have been the best fund in our category in the country two out of the last three years.

Looking ahead we anticipate continued good fortune and we see the day coming when we will reach $100,000,000 in size. This statistic is important in that additional size allows us to achieve economies of scale that will bring down costs (and increase the return) of each dollar managed. While we are still quite small in the mammoth world of mutual funds, we remain very competitive with the big guys in terms of the attractiveness of our product, and our shareholder service is unequalled. Our commitment to our shareholders is as fresh and alive today as it was ten years ago when the idea of having a Colorado fund was first conceived. We are still very much committed to our basic philosophy of buying bonds issued by smaller, lesser known non-rated entities and now we have a ten year track record to prove that our strategy works well.

It would be inappropriate to celebrate in earnest without first thanking the shareholders who are really the ones who deserve the credit for bringing us to this point. Without your continued confidence in our efforts we certainly would not have been able to point to these accomplishments. We value the relationships that have grown from our association and we thank you all for your wonderful support. We look forward to serving you for the next ten years and we pledge to continue to put your interests first. Thank you all.

Sincerely,

/s/ FRED R. KELLY, JR.

Fred R. Kelly, Jr.

OFFICERS AND TRUSTEES
    GEORGE N. DONNELLY, PRESIDENT AND CHAIRMAN
    OF THE BOARD OF TRUSTEES
    ANDREW B. SHAFFER, SECRETARY,
    TREASURER AND TRUSTEE
    FRED R. KELLY, JR. PORTFOLIO MANAGER

INVESTMENT ADVISER
    FREEDOM FUNDS MANAGEMENT COMPANY

TRANSFER, SHAREHOLDER SERVICING, AND DIVIDEND
DISBURSING AGENT
    FREEDOM FUNDS MANAGEMENT COMPANY

DISTRIBUTOR
    SMITH HAYES FINANCIAL SERVICES CORP.

CUSTODIAN OF PORTFOLIO SECURITIES
    NORWEST INVESTMENTS AND TRUST,
    NORWEST BANK DENVER, N.A.

INDEPENDENT AUDITORS
    KPMG PEAT MARWICK LLP

LEGAL COUNSEL
    KUTAK ROCK





THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE COLORADO BONDSHARES - A TAX-EXEMPT FUND. THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS OF THE FUND. THE PROSPECTUS CONTAINS INFORMATION CONCERNING THE INVESTMENT POLICIES AND EXPENSES OF THE PORTFOLIO IN ADDITION TO OTHER PERTINENT INFORMATION. SHARES OF COLORADO BONDSHARES - A TAX-EXEMPT FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------




     FACE                                                                                          MARKET
    AMOUNT                            COLORADO MUNICIPAL BONDS - 92.8%                             VALUE
    ------                            --------------------------------                             -----
$  235,000           Academy Water and Sanitation District G. O. Series 1995, 6.20%-
                        7.10% due 11/15/02-05                                                      $  250,220
    25,000           Adams & Arapahoe Counties School District No. 31J G.O. Series
                        1989, 7.30% due 11/15/04 (b)                                                   26,827
    75,000           Adams County Pollution Control Revenue Refunding Series 1986A,
                        7.375% due 11/01/09                                                            76,622
   200,000           Arapahoe County Water and Wastewater Authority Revenue Series
                        1994, 6.20%-6.30% due 12/01/03-04 (b)                                         213,348
   250,000           Arapahoe Water and Sanitation District G.O. Refunding and
                        Improvement Series 1986, 8.50% due 12/01/05                                   294,190
   175,000           Arapahoe Water and Sanitation District G.O. Refunding and
                        Improvement Series, 1988A, 9.25% due 12/01/13                                 184,599
 1,000,000           Arapahoe Water and Sanitation District G.O. Refunding and
                        Improvement Series, 1988A, 9.25% due 12/01/13 (b)                           1,088,600
 2,250,000           Arapahoe Water and Sanitation District G.O. Refunding Series
                        1995B, 8.50% due 12/01/20                                                   2,179,980
   100,000           Arrowhead Metropolitan District G.O. Improvement Series 1995A,
                        5.20%-6.10% due 12/01/97-03                                                    98,062
   100,000           Arrowhead Metropolitan District G.O. Refunding Series 1994, 5.70%
                        due 12/01/03                                                                  101,262
    70,000           City of Arvada G.O. Street and Bridge Refunding Series 1994, 3.80%
                        due 12/01/99                                                                   69,151
   565,000           Arvada Multifamily Rental Housing Revenue Series 1993, 7.50% due
                        12/15/18                                                                      564,904
   250,000           City of Aspen G.O. Electric Refunding Series 1991, 5.35% due
                        10/01/98                                                                      254,195
   306,040           Aurora Centretech Metropolitan District G.O. Refunding and
                        Improvement Series 1994, 6.00% due 12/01/23                                   224,477
   135,000           Bayfield School District No. 10JT-R G..O. Refunding Series 1992,
                        5.50% due 09/15/98                                                            137,546
   305,000           Bear Creek LID #1 Special Assessment Refunding Series 1993, 6.50%
                        due 3/15/98                                                                   305,677
   125,000           Beaver Creek Metropolitan District G.O. Refunding Series 1994,
                        3.90% due 12/01/97                                                            125,141

COLORADO BONDSHARES -
A TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------




    FACE                                                                                           MARKET
   AMOUNT                             COLORADO MUNICIPAL BONDS - 92.8%                             VALUE
   ------                             --------------------------------                             -----
$  100,000   Beaver Creek Metropolitan District G.O. Refunding Series 1993, 4.60% due
                12/01/98                                                                           $  100,677
 1,910,000   Bell Mountain Ranch Phase II Metropolitan District G.O. Series 1995, 8.50%
                due 11/15/97-15                                                                     1,926,381
   100,000   Bell Mountain Ranch Phase II Metropolitan District Improvement Fee Revenue
                Series 1995, 7.00% due 11/15/98                                                        99,865
   500,000   Bell Mountain Ranch Phase III Metropolitan District Improvement Fee
                Revenue Series 1996, 7.00% due 11/15/99                                               499,015
   680,000   Bennett School District No. 29J G.O. Refunding and Improvement Series
                1991, 6.35%-6.95% due 12/01/99-04                                                     726,588
   145,000   City of Black Hawk Device Tax Revenue Series 1994, 5.55%-5.70% due
                12/01/00-01                                                                           147,567
   200,000   City of Black Hawk Device Tax Revenue Series 1996, 5.75%-5.85% due
                12/01/03-04                                                                           203,319
   350,000   City of Black Hawk G.O. Water Improvement Series 1992, 6.40%-6.80% due
                12/01/98-00                                                                           363,184
   130,000   Boulder County Gunbarrel General Improvement District  G.O. Series 1994,
                4.90%-5.00% due 11/15/98-99                                                           131,513
   100,000   Boulder County Single Family Mortgage Revenue Series 1982A, 10.00% due
                5/01/99                                                                                93,590
   370,000   Boulder County Zero Coupon Single Family Mortgage Revenue Series 1983,
                11.00% due 12/01/14 (d)                                                                58,675
    25,000   Boulder Valley School District No. RE-2 Series 1992A , 5.80% 10/15/01                     26,143
   165,000   Boxelder Sanitation District Sewer Revenue Refunding and Improvement
                Series 1994, 5.35%-5.90% due 01/01/98-03                                              165,531
   280,000   Town of Breckenridge G.O. Recreation Center Refunding Series 1993, 4.30%-
                4.45% due 12/01/99-00                                                                 278,046
   120,000   Town of Breckenridge Excise Tax Revenue Series 1991, 5.70% due 12/01/97                  121,477
   435,270   Briargate Public Building Authority, Landowner Assessment Lien Series
                1985A and 1986A, 9.50%-10.25% due 06/15/95-05 (a)                                     217,635
    12,000   Castle Pines North Metropolitan District Tax Revenue Bonds Series 1994B,
                8.55%, due 12/01/33 (h)                                                                 7,800
    25,000   Town of Castle Rock G.O. Series 1988-2 10.375% due 12/01/08                               25,000

COLORADO BONDSHARES -
A TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------




     FACE                                                                                           MARKET
    AMOUNT                              COLORADO MUNICIPAL BONDS - 92.8%                             VALUE
    ------                              --------------------------------                             -----
$  530,000   Town of Castle Rock LID Series 1988-2D Special Assessment, 9.25%-10.375%
                due 12/01/08 (a)                                                                   $  106,000
   470,000   Town of Castle Rock G.O. Water Refunding Series 1993, 4.30%-4.65% due
                12/01/98-00                                                                           470,380
   300,000   Castlewood Water District G.O. Refunding Series 1993, 4.40%-5.10% due
                12/01/97                                                                              302,828
    60,389   Centennial Downs Metropolitan District Cash Payment Deficiency Bond Series
                1993, 8.09%  due 12/01/34                                                              48,311
   588,601   Centennial Downs Metropolitan District Limited Tax Refunding Bond Series
                1993, 8.09%  due 12/01/34                                                             353,161
   271,980   Centennial Downs Metropolitan Interest Certificate Series 1993,  6.00% due
                12/01/34 (c)                                                                            2,720
   100,000   Central Weld County Water District Water Revenue Refunding Series 1993,
                3.80% due 12/01/97                                                                     99,993
   105,000   Cherry Hills Farm Metropolitan District G.O. Refunding Series 1992, 6.50%
                due 12/01/97                                                                          107,150
   100,000   Clear Creek School District No. Re-1  G.O. Improvement Series 1991, 5.90%
                due 12/01/00                                                                          104,594
 2,009,520   Colorado Centre Metropolitan District Limited Tax and Special Revenue
                Series 1992A, principal only, 0.00% due 1/01/27 (e)                                    20,095
 2,008,335   Colorado Centre Metropolitan District Limited Tax and Special Revenue
                Series 1992A, interest only, 9.00% due 1/01/27 (f)                                  1,205,001
 6,465,662   Colorado Centre Metropolitan District Limited Tax and Special Revenue
                Series 1992B, 0.00% due 1/01/32 (g)                                                    64,657
   370,000   Colorado Health Facilities Authority Revenue Bethesda Psyc-health System
                Project Series 1987, 8.875%-9.125% due 9/01/07-17 (b)                                 381,539
     5,000   Colorado Health Facilities Authority Hospital Refunding Revenue National
                Jewish Center Series 1992, 6.15% due 2/15/98                                            5,070
   190,000   Colorado Health Facilities Authority Refunding Revenue Porter Memorial
                Hospital Series 1986A, 7.40% due 2/01/16 (b)                                          203,912
   240,000   Colorado Health Facilities Authority Revenue Refunding Swedish Medical
                Center Series 1987, 7.00% due 10/01/15 (b)                                            248,515


COLORADO BONDSHARES -
A TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------




    FACE                                                                                           MARKET
   AMOUNT                             COLORADO MUNICIPAL BONDS - 92.8%                             VALUE
   ------                             --------------------------------                             -----
$  520,000   Colorado Health Facilities Authority Zero Coupon Retirement Housing
                Revenue Liberty Heights Project 1990 Subordinate Series B, 6.97% due
                07/15/20 (d)                                                                      $  101,265
 1,610,000   Colorado Postsecondary Educational Facilities Authority Revenue National
                Technological University Project Series 1993, 7.375%-7.75% due 12/01/10            1,598,621
    75,000   Colorado Postsecondary Educational Facilities Authority Revenue The
                Naropa Institutional Project Series 1990, 7.875% due 9/01/10 put 9/01/97              75,000
   920,000   Colorado Springs Spring Creek G.O. Series 1995, 3.00% due 12/01/14 (h)                  414,000
   340,000   Colorado Tech Center Metropolitan District G.O. Refunding Series 1989,
                9.75%  due 6/01/09(b)                                                                360,971
 1,180,000   Columbia Metropolitan  District G.O. Improvement Series 1992, 7.60%-8.50%
                due 11/01/00-11/01/12                                                              1,387,492
   100,000   City of Commerce City Special Improvement District No. 17 Special
                Assessment, 6.90%-7.10% due 12/01/07 (b)                                              99,913
   575,000   Cordillera Metropolitan District G.O. Series 1994A, 8.00% due 12/01/09                  598,000
   500,000   Cordillera Metropolitan District G.O. Series 1994, 8.25% due 12/01/13                   520,000
 2,250,000   Cottonwood Water and Sanitation District Refunding Series 1996, 7.60%
                12/01/12                                                                           2,247,997
   240,000   Town of Crested Butte Sales Tax Revenue Series 1994, 6.10%-6.35% due
                12/01/01-03                                                                          251,417
   260,000   Town of Crested Butte G.O. Water and Sewer Refunding Series 1993, 3.90%-
                4.25% due 11/01/97-99                                                                259,203
   375,000   City of Delta Sales and Use Tax Revenue Refunding Series 1994, 4.35%-
                4.65% due 12/01/01-03                                                                365,957
    25,000   City and County of Denver Special Facilities Airport Revenue Series 1967,
                5.375% due 01/01/99                                                                   24,386
    90,000   City and County of Denver Zero Coupon Single Family Mortgage Revenue
                Series 1984, 11.63% due 9/01/15 (d)                                                   12,054
   200,000   Denver Southeast Suburban Water and Sanitation District G.O. Refunding
                Series 1988, 6.45% due 12/01/97                                                      202,890

COLORADO BONDSHARES -
A TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------




     FACE                                                                                           MARKET
    AMOUNT                             COLORADO MUNICIPAL BONDS - 92.8%                             VALUE
    ------                             --------------------------------                             -----
$   75,000   Town of Dillon G.O. Series 1992, 5.70%-5.90% due 10/01/99-00                         $   77,550
    95,000   Town of Dillon Excise Tax Revenue Series 1994, 5.80% - 5.90% due
                06/01/02-03                                                                           95,178
   410,000   Douglas County LID #3 Series 1991, 10.00% due 8/01/99-02                                410,000
   505,000   Dove Valley Metropolitan District G.O. Refunding & Improvement Series
                1989, 8.25% due 12/01/08                                                             519,716
    90,000   City of Durango First Mortgage Revenue Series 1995, 6.50% due 12/15/00                   89,793
    25,000   Eagle County Eagle Valley Library District G.O. (Limited Tax) Library
                Series March 1, 1994, 4.45% due 12/01/98                                              25,100
   600,000   Eaglebend Affordable Housing Corporation Revenue Series 1990A-2, 10.000%
                due 7/01/21 (g)                                                                      588,048
   500,000   Eaglebend Affordable Housing Corporation Revenue Series 1991B, 10.000%
                due 7/01/21 (g)                                                                      490,040
   120,000   El Paso and Elbert Counties Joint School District No. 23-JT
                G.O. Building Series 1994, 5.80%-5.75% due 12/15/97-01                               122,637
    90,000   El Paso County LID 85-2 Special Assessment Refunding Series 1988, 8.875%-
                9.00% due 9/01/00                                                                      9,000
 2,400,000   El Paso County Multifamily Housing Briarglen Apartments Project Series
                1994, 3.45% due 12/01/24 (h)                                                       2,400,000
   100,000   El Paso County Pheasant Run LID Special Assessment Bonds Series 1986-2,
                9.25% due 9/01/97 (a)                                                                 26,000
   100,000   El Paso County School District No. 2 - Harrison G.O. Improvement Series
                1994, 7.10% due 12/01/04                                                             113,072
   500,000   El Paso County School District No. 20 Zero Coupon G.O. Refunding Series
                1993A, 6.10% due 6/15/08 (d)                                                         271,335
   150,000   Elbert County School District C-1 G.O. Series 1994, 4.40% due 12/01/02                  143,484
   155,000   City of Englewood Golf Course Revenue Series 1994, 4.35% due 12/01/00                   151,785
   100,000   Estes Park Urban Renewal Authority Tax Increment Revenue Refunding Series
                1993, 4.30% due 05/15/98                                                             100,132
   490,000   Evergreen Metropolitan District Water Revenue Refunding  Series 1992A,
                6.10%-6.25% due 07/15/98-99                                                          504,914

COLORADO BONDSHARES -
A TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------




     FACE                                                                                           MARKET
    AMOUNT                             COLORADO MUNICIPAL BONDS - 92.8%                             VALUE
    ------                             --------------------------------                             -----
$   10,000   Fairlake Metropolitan District G.O. Series 1991, 9.625% due 12/01/98                 $   10,712
 1,500,000   Fairlake Metropolitan District G.O. Series 1989, 9.00% due 6/01/09                    1,564,560
   515,000   Forest Hills Metropolitan District G.O. Refunding Series 1992B, 7.75% due
                11/01/99                                                                             521,376
   500,000   Fort Collins G.O. Water Series 1982, 10.00% due 12/01/99 (b)                            519,950
    25,000   Fort Collins Refunding Series B, 6.00%, due 12/01/02                                     26,509
   150,000   Fraser Valley Metropolitan Recreation District GO. Refunding Series 1992,
                5.20%-5.40% due 10/01/98-99                                                          152,567
   100,000   Town of Frederick G.O. Water Refunding Series 1993, 4.50%-4.70% due
                12/01/97-98                                                                          100,308
   100,000   School District Fremont RE-1 G.O. Refunding Series 1990, 6.80% due
                10/01/99                                                                             102,348
   850,000   Gateway Village Improvement District G.O. Series 1995, 8.25%-8.75% due
                12/01/05-14                                                                          844,932
   200,000   City of Glenwood Springs Sales and Use Tax Revenue Series 1992A, 5.90%
                due 12/01/02                                                                         203,388
   300,000   City of Golden Sales and Use Tax Revenue Series 1992, 4.50%-5.00% due
                11/15/97-99                                                                          302,448
   300,000   City of Grand Junction Downtown Development Authority Tax Increment
                Revenue Series 1996, 5.55%-5.65% due 11/15/04-05                                     303,839
   100,000   Greeley General Improvement District No. 1 G.O. Refunding Series July 15,
                1994, 5.20%-5.30% due 10/01/98-99                                                    101,403
   290,000   Greenwood Metropolitan District G.O. Refunding Series 1994, 5.30%-7.00%
                due 12/01/97-04                                                                      301,926
   520,000   Greenwood North Metropolitan District G.O. Refunding Series 1993, 4.30%-
                5.00% due 12/01/97-01                                                                517,697
   220,000   Greenwood South Metropolitan District G.O. Refunding Series 1994, 6.25%-
                6.90% due 12/01/01-04                                                                229,006
   100,000   City of Greenwood Village Sales Tax Revenue Refunding Series 1993, 4.40%
                due 12/01/99                                                                          99,895
   500,000   Hamilton Creek District Series 1990, .7% due 12/01/04 (g)                               250,000
    55,000   Town of Hayden G.O. Water Refunding Series 1993, 4.30% due 09/01/99                      54,518


COLORADO BONDSHARES -
A TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------




     FACE                                                                                           MARKET
    AMOUNT                             COLORADO MUNICIPAL BONDS - 92.8%                             VALUE
    ------                             --------------------------------                             -----
$  210,000   Heritage Greens Metropolitan District G.O. Refunding Series 1994, 5.35%
                due 06/15/97-12/15/97                                                             $  210,802
    10,000   Hyland Hills Park  & Recreation District Special Revenue Improvement
                Series 1992, 7.10% due 12/15/00                                                       10,206
   340,000   Idledale Fire Protection District G.O. Series 1993, 5.20%-5.80% due
                12/15/03-07                                                                          330,786
 1,655,000   Interstate South Metropolitan District Zero Coupon  G.O. Refunding &
                Improvement Series 1989, 9.00% due 12/01/10-14 (d)                                   406,833
   100,000   La Plata County Hospital District G.O. Series 1987, 7.50% 12/01/00 (b)
   490,000   La Plata County Recreational Facilities Revenue Refunding Durango Ski
                Corporation Project Series 1989A, 9.00% due 02/01/10                                 475,300
   100,000   City of Lafayette Sales and Use Tax Revenue Series 1991, 5.70% due
                11/15/98                                                                             102,568
   100,000   City of Lakewood Combined Utility Revenue Refunding Series 1993, 4.20%
                due 12/01/97                                                                         100,145
    65,000   City of Lakewood Zero Coupon Single Family Mortgage Series 1985, 11.10%
                due 5/01/15 (d)                                                                        9,309
   315,000   City of Las Animas Water G.O. Series 1989, 8.60% due 12/01/09                           315,998
   300,000   Left Hand Water District Water Revenue Refunding Series 1993, 4.30%-4.45%
                due 11/15/00-01                                                                      297,078
   135,000   Lookout Mountain Water District G.O. Refunding Series 1993, 5.20% due
                12/01/01                                                                             136,269
 1,000,000   City of Louisville Sales Tax Revenue Series 1989, 8.60% due 11/15/13 (b)              1,081,060
    70,000   City of Manitou Springs Water and Sewer Revenue Series 1992, 5.00%-5.20%
                due 03/01/98-99                                                                       70,583
   220,000   Mesa County Single Family Mortgage Revenue Series 1982, 10.75% due
                12/01/99 (a)                                                                          22,000
 1,250,000   Mid Valley Metropolitan District G.O. Refunding & Improvement Series
                1989, 8.90% due 12/15/04 (b)                                                       1,404,063
   200,000   Moffat School District No. 2 G.O. Series 1994, 5.40%-5.90% due 12/01/97-01              205,991

COLORADO BONDSHARES -
A TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------




     FACE                                                                                           MARKET
    AMOUNT                             COLORADO MUNICIPAL BONDS - 92.8%                             VALUE
    ------                             --------------------------------                             -----
$  320,000   City of Montrose Sales and Use Tax Revenue Refunding Series 1993, 4.20%-
                4.40% due 08/15/99-00                                                             $  317,930
   250,000   City of Montrose Water and Sewer Revenue Refunding and Improvement Series
                1993, 4.50%-4.65% due 10/01/01-02                                                    248,265
    15,000   Montrose County Airport Authority Airport Revenue Refunding & Improvement
                Series 1987, 9.50% due 12/01/07 (b)                                                   15,702
   155,000   Monument Sanitation District G.O. Refunding Series 1994, 5.80%-5.90% due
                12/01/01-02                                                                          158,433
   255,000   Town of Mt. Crested Butte G.O. Refunding Series 1993, 4.40% -4.75% due
                05/01/99-01                                                                          252,298
   750,000   Mountain Village Metropolitan District G.O. Series 1992, 7.95% due
                12/01/03                                                                             823,898
   350,000   Town of Nederland G.O. Water Refunding Series 1989, 8.50% due 8/15/13 (b)               371,042
   225,000   North Jeffco Park and Recreation District Golf Course Revenue Series
                1994, 5.80%-6.10% due 12/01/01-04                                                    231,336
   100,000   North Table Mountain Water and Sanitation District G.O. Water
                Improvement, 7.10% due 12/01/97                                                      100,255
   120,000   Northeast Teller County Fire Protection District G.O. Series 1988, 7.50%-
                7.60% due 12/01/97-98                                                                120,677
   193,750   Northern Metropolitan District Limited Tax Revenue Refunding Series
                1992A, 8.25%-8.875% due 12/01/22                                                     168,562
   579,900   Northern Metropolitan District Limited Tax Revenue Refunding Series
                1992B, 0.00%  due 12/01/22 (a)(d)                                                    226,161
   918,750   Northern Metropolitan District Limited Tax Revenue Refunding Series
                1992B, 8.25%-8.875% due 12/01/22 (c)                                                 358,313
    20,000   Northgate Public Building Authority Landowner Assessment Lien Series
                1987A, 8.25% due 12/01/00(a)                                                           5,000
   200,000   City of Northglenn Water and Sewer Revenue Refunding Series 1992, 4.70%
                due 12/01/98                                                                         201,834
   100,000   Town of Palisade G.O. Water Refunding Series 1993B, 5.10% due 04/01/99                  100,679
 1,055,000   Panorama Metropolitan District  G.O. Refunding Series 1989B, 9.00%  due
                12/01/09                                                                           1,076,100

COLORADO BONDSHARES -
A TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------




    FACE                                                                                           MARKET
   AMOUNT                             COLORADO MUNICIPAL BONDS - 92.8%                             VALUE
   ------                             --------------------------------                             -----
$  280,000   Town of Parker Sales and Use Tax Refunding Revenue Series 1993, 4.20%-
                4.30% due 11/01/99-00                                                             $  278,047
 1,000,000   Piney Creek Metropolitan District Refunding Series 1989A, 8.50% due
                12/01/14                                                                           1,037,000
    50,000   Pitkin County Sales Tax Revenue Series 1993, 3.45% due 12/01/97                          49,875
    45,000   Pitkin County Sales Tax Revenue Series 1995, 5.30% due 12/01/00                          45,341
   360,000   Plains Metropolitan District G.O. Series 1986, 9.25% due  6/01/06                       288,000
   200,000   Project 7 Water Authority Water Revenue Refunding Series 1993, 4.50% due
                12/01/00                                                                             198,788
   205,000   Rangely Junior College District G.O. Building Series 1992, 6.15%-6.40%
                due 10/01/98-00                                                                      209,688
   210,000   Ridgway School District No. R-2 G.O. Series 1994, 7.75% due 12/01/98-02                 229,335
   159,868   Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/16               131,092
   278,078   Roxborough Village Metropolitan District Series 1993B, principal only,
                0.00% due 12/31/21 (e)                                                                16,685
   906,622   Roxborough Village Metropolitan District Zero Coupon Series 1993C, 9.84%
                due 12/31/32 (d)                                                                       9,066
    20,270   Roxborough Village Metropolitan District Series 1993B, interest only,
                10.41% due 1/01/43 (f)                                                                   203
   225,000   St. Charles Mesa Water District Water Revenue Refunding Series 1992,
                5.55% due 12/01/00                                                                   232,351
   240,000   Saint Vrain Sanitation District G.O. Series 1987, 9.625% due 12/01/06                   251,261
   500,000   City of Salida Sales Tax Revenue Refunding & Improvement Series 1990,
                8.20% due 12/01/11                                                                   519,170
   125,000   San Miguel County Housing Authority Multifamily Telluride Village Zero
                Coupon Revenue Refunding Series 1993, 7.00% due 7/01/98 (d)                          117,160
   535,000   San Miguel County Housing Authority Multifamily Telluride Village Revenue
                Refunding Series 1993, 6.30% due 7/01/13                                             524,295

COLORADO BONDSHARES -
A TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------




     FACE                                                                                           MARKET
    AMOUNT                             COLORADO MUNICIPAL BONDS - 92.8%                             VALUE
    ------                             --------------------------------                             -----
$  185,000   San Miguel County School District No. R-1 G.O. Series 1992, 8.50% due
                12/01/98                                                                          $  197,513
   145,000   City of Silverthorne Joint Water and Sewer Revenue Series 1989, 7.80%-
                7.90% due 01/01/98-99                                                                148,689
   230,000   Town of Snowmass Village Multifamily Housing Series 1990A, 7.60%-7.70%
                due 12/15/98-99                                                                      246,253
   210,000   Southgate Corporate Center Metropolitan District G.O. Refunding Series
                1994, 5.50% due 12/01/98                                                             208,690
 1,000,000   Southpark Metropolitan District Refunding G.O. Series 1996, 6.60% due
                12/01/13                                                                             980,000
   305,000   Southtech Metropolitan District G.O. Refunding Series 1994, 5.10%-5.85%
                due 12/01/99-04                                                                      314,341
   100,000   Southwest Plaza Metropolitan District G.O. Refunding Series 1993, 5.00%
                due 12/01/99                                                                         100,638
   385,000   Squaw Creek Metropolitan District Revenue Series 1994, 5.25% due
                12/01/13, put 12/01/98                                                               385,797
    40,000   City of Steamboat Springs Accommodations Tax Revenue Series 1995, 5.25%
                due 03/01/00                                                                          40,788
   200,000   Summit County Sewer Revenue Refunding Series 1992, 4.60% due 12/01/98                   201,616
   180,000   Superior Metropolitan District No. 2 G.O. Refunding Series 1994A, 5.90%
                due 12/01/98                                                                         179,752
    90,000   Swink School District No. 33 G.O. Building Bonds Series 1994, 8.40% due
                12/15/97-03                                                                          102,771
   170,000   Upper Bear Creek Water and Sanitation District G.O. Refunding Bonds
                Series 1992, 6.20%-6.40% due 09/01/97-03/01/98                                       172,798
   300,000   Upper Eagle Regional Water Authority Water Refunding Series 1994, 5.50%-
                5.80% due 12/01/99-01                                                                306,128
   610,000   Valley Metropolitan District G.O. Revenue Series 1992, 7.00% due 12/15/06               636,889
   100,000   Walsenburg Natural Gas Revenue Series 1968, 6.25% due 6/01/98-99                        101,256
   100,000   Weld County Reorganized School District RE-4  G.O. Series 1993, 4.65% due
                12/01/00                                                                              99,894

COLORADO BONDSHARES -
A TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------




     FACE                                                                                           MARKET
    AMOUNT                             COLORADO MUNICIPAL BONDS - 92.8%                             VALUE
    ------                             --------------------------------                             -----
$  100,000   Westglenn  Metropolitan District  G.O. Refunding Series 1994, 4.80% due
                12/01/98                                                                        $    100,885
    70,000   City of Westminster Sheridan Park General Improvement District G.O.
                Refunding Series 1994, 5.25% due 12/01/97                                             70,641
   100,000   City of Wheat Ridge Sales Tax Revenue Refunding Series 1993, 3.75% due
                12/15/97                                                                              99,939
   335,000   Town of Windsor, G.O. Water Refunding Series 1994, 4.4%-4.80% due
                04/01/99-01                                                                          333,813
   185,000   City of Woodland Park Limited Sales Tax Refunding Bonds Series 1994A,
                5.00%-5.25% due 12/01/97-98                                                          186,904

             Total Colorado Municipal Bonds (cost $55,810,883)                                    55,388,287
                                                                                                ------------

                           COLORADO CERTIFICATES OF PARTICIPATION - 1.4%
                           ---------------------------------------------

   155,000   Arapahoe County Recreation District Refunding Certificates of
                Participation Series 1996, 5.00%-5.20% due 12/01/04-06                               155,159
   170,000   City of Central City Certificates of Participation City Hall Project
                Series 1995, 6.50%-6.80% due 12/01/99 - 00                                           167,365
   100,000   El Paso County School District No. 49 (Falcon Schools) Refunding
                Certificates of Participation Series 1995, 4.375% due 11/01/01                        98,853
   200,000   Gilpin County Certificates of Participation Detention Facility Project
                Series 1994, 6.60% due 10/15/01                                                      214,656
    50,000   Las Animas County School District  No. 001 Certificates of Participation
                Series 1991A, 8.00% due 12/01/10                                                      55,789
   145,000   Park School District R-3 Certificates of Participation Series 1996,
                5.35%-5.45% due 06/01/04-05                                                          144,996

             Total Colorado Certificates of Participation Bonds (cost $858,641)                      836,818
                                                                                                ------------



COLORADO BONDSHARES -
A TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------



                          COLORADO INDUSTRIAL DEVELOPMENT REVENUE BONDS - 4.3%
                          ----------------------------------------------------

   350,000   Adams County Outdoor Sports Project Series 1978, 7.125% due 11/01/97-98              $  350,945
   730,000   City of Aurora Industrial Development Revenue McKesson Corp. Series 1987,
                5.00% due 12/01/11 (h)                                                               732,803
     5,000   City and County of Denver American Water Works Association Series 1987,
                10.00% due 3/01/07                                                                     5,117
   200,000   City and County of Denver Desks Colorado Project Series 1983, 4.30% due
                10/15/05 (put 10/15/97)                                                              199,586
   305,000   City of Fort Collins The Opera House Project Series 1986, 8.75%-9.125%
                due 12/01/10-16                                                                    1,307,849

             Total Colorado Industrial Development Revenue Bonds (cost $2,585,876)

                                                                                                   2,596,300
                                                                                                ------------

                                   OTHER MUNICIPAL BONDS - 1.5%
                                   ------------------------------

   100,000   City of Burnsville G.O. Tax Increment Refunding Series 1993C, 4.40% due
                02/01/02                                                                              98,202
    50,000   Carbon County School District No. 2 G.O. Refunding Series 1993, 3.75% due
                07/01/97                                                                              49,997
   305,000   Daggett County School District G.O. Refunding Series 1993, 4.30%-4.65%
                due 12/15/97-99                                                                      306,167
   100,000   Santa Fe Public School District G.O. Series 1993, 4.00% due 06/15/99                     99,045
   100,000   Santa Fe Public School District G.O. Series 1993, 5.60% due 06/15/01                    101,752
   100,000   Washington County School District 007 Hillsboro Series 1989, 6.70% due
                06/01/08 (b)                                                                         105,013
   120,000   West Wendover Recreation District G.O. Golf Course Improvement Refunding
                Series 1993, 5.60% due 12/01/99                                                      122,910

             Total Other Municipal Bonds (cost $891,731)                                             883,086
                                                                                                ------------

             Total investments, at value (cost $60,147,131)                     96.9%             59,704,491
             Other assets net of liabilities                                     3.1               1,891,319
                                                                               -----            ------------
             Net assets                                                        100.0%           $ 61,595,810
                                                                               =====            ============

COLORADO BONDSHARES -
A TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS, CONTINUED
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------




(a) Non-income producing based upon the financial condition of the issuer (see footnote 1).

(b) Originally issued as general obligation bonds but are now prerefunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c) Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity.

(d) Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e) Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f) Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g) Interest rate disclosed for cash flow bond represents the effective yield at March 31, 1997. Income on this security is derived from the cash flow of the issuer.

(h)  Represents current interest rate for a variable rate bond.

(i) Represents a security which was formerly in default and was restructured during the period ended March 31, 1997.

The following abbreviations are used in the descriptions of securities included in the Statement of Investments:

      G.O.     - General Obligations
      LID      - Local Improvement District
      GID      - General Improvement District


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS
------

Investments, at value (cost $60,147,131) - see accompanying statement                           $ 59,704,491
Cash                                                                                                 614,538
Interest receivable                                                                                1,440,408
Shares of beneficial interest sold                                                                    39,467
                                                                                                ------------

        Total assets                                                                              61,798,904
                                                                                                ------------
LIABILITIES
-----------

Payables and other liabilities:
   Dividends                                                                                         142,636
   Accrued expenses and other                                                                         60,458
                                                                                                ------------

        Total liabilities                                                                            203,094
                                                                                                ------------

        Net assets                                                                              $ 61,595,810
                                                                                                ============

COMPOSITION OF NET ASSETS
-------------------------

Paid-in capital                                                                                 $ 62,435,702
Accumulated net realized loss from investment transactions                                          (397,251)
Net unrealized depreciation of investments (note 3)                                                 (442,641)
                                                                                                ------------

        Net assets                                                                              $ 61,595,810
                                                                                                ============

Net asset value and redemption value per share (based on 6,578,346
   shares of beneficial interest outstanding)                                                     $ 9.36
                                                                                                  ======

Maximum offering price per share (net asset value plus sales charge
   of 4.75% of offering price)                                                                    $ 9.83
                                                                                                  ======


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF OPERATIONS

MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


Investment income - interest                                                                     $ 1,882,154
                                                                                                 -----------
Expenses:
   Management fees (note 4)                                                                          136,624
   Transfer agency expenses (note 4)                                                                  19,110
   Custodian fees (note 5)                                                                            44,650
   Legal and auditing fees                                                                            15,834
   Shareholders' reports and proxy statements                                                          7,462
   Registration fees                                                                                   1,820
   Fidelity bond                                                                                       1,183
   Trustees' fees                                                                                        801
   Other                                                                                                 546
                                                                                                 -----------

         Total expenses                                                                              228,030

Earnings credits on cash balances (note 5)                                                           (23,552)
                                                                                                 -----------

         Net expenses                                                                                204,478
                                                                                                 -----------

         Net investment income                                                                     1,677,676
                                                                                                 -----------

Realized and unrealized loss on investments:
   Net realized loss on investments                                                                  (29,479)
                                                                                                 -----------
   Net unrealized depreciation of investments:
      Beginning of year                                                                             (428,401)
      End of year                                                                                   (442,641)
                                                                                                 -----------

         Net change in unrealized depreciation on investments                                        (14,240)
                                                                                                 -----------

         Net realized and unrealized loss on investments                                             (43,728)
                                                                                                 -----------

         Net increase in net assets resulting from operations                                    $ 1,633,957
                                                                                                 ===========


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENTS OF CHANGES IN NET ASSETS

MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                        Six Months             Year Ended
                                                                      Ended 03/31/97            09/30/96
                                                                           1997                   1996
                                                                      --------------          -------------
From investment activities:
   Net investment income                                                $  1,677,676             3,092,785
   Net realized loss on investments                                          (29,479)               (7,594)
   Net change in unrealized depreciation on
      investments                                                            (14,240)            1,064,774
                                                                        ------------          ------------

         Net increase in net assets resulting from operations              1,633,957             4,149,965
                                                                        ------------          ------------

   Dividends to shareholders from net investment income                   (1,688,374)           (3,082,087)
                                                                        ------------          ------------

From beneficial interest transactions:
   Proceeds from sale of shares                                           12,179,781             6,719,354
   Dividends reinvested                                                    1,095,263             2,038,765
   Payments for shares redeemed                                           (2,207,667)           (4,011,430)
                                                                        ------------          ------------
         Increase in net assets derived from
             beneficial interest transactions                             11,067,377             4,746,689
                                                                        ------------          ------------

         Net increase in net assets                                       11,012,960             5,814,567

Net assets:
   Beginning of year                                                      50,582,850            44,768,283
                                                                        ------------          ------------

   End of year, including undistributed net investment
      income of $27,642 and $10,698 respectively                        $ 61,595,810          $ 50,582,850
                                                                        ============          ============


See accompanying notes to financial statements.

COLORADO BONDSHARES -

A TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Year Ended September 30
                                                  -----------------------------------------------------
                                    Six Months
PER SHARE OPERATING DATA:            Ended
                                     03/31/97        1996           1995          1994           1993
                                    ----------    ----------     ----------    ----------    ----------
Net asset value, beginning
    of period                       $  9.37             9.16           9.07          9.13          9.07
                                    -------       ----------     ----------    ----------    ----------

Net investment income                   .29              .61            .60           .63           .66

Net realized and unrealized
    gain (loss) on investments         (.01)             .20            .09          (.06)          .07
                                    -------       ----------     ----------    ----------    ----------

Increase (decrease) from
investment operations                   .28              .81            .69           .57           .73
Dividends from net investment
    income                             (.29)            (.60)          (.60)         (.63)         (.67)
                                 ----------       ----------     ----------    ----------    ----------
       Net increase (decrease)
          in net asset value           (.01)             .21            .09          (.06)          .06
                                 ----------       ----------     ----------    ----------    ----------

Net asset value, end of period   $     9.36       $     9.37           9.16          9.07          9.13
                                 ----------       ==========     ==========    ==========    ==========

TOTAL RETURN, AT NET ASSET
    VALUE (1)                          2.99%*           9.15%          8.05          6.50          8.53
                                 ==========       ==========     ==========    ==========    ==========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
    (000)s                       $   61,595       $   50,583         44,768        41,790        34,773
                                 ==========       ==========     ==========    ==========    ==========
Ratios to average net assets:
    Expenses (2)                        .82%**           .77            .84           .74           .81
    Net investment income              6.09%**          6.50           6.81          6.96          7.27

Portfolio turnover rate (3)           15.30%*          24.53          27.48         22.04          7.87
                                 ==========       ==========     ==========    ==========    ==========


                                                      Year Ended September 30
                                   --------------------------------------------------------------------
PER SHARE OPERATING DATA:
                                      1992          1991          1990          1989             1988
                                     ------        ------       -------       -------          --------
Net asset value, beginning
    of period                          8.96          8.93          9.61          9.59            9.43
                                     ------        ------        ------        ------          ------

Net investment income                   .68           .71           .74           .74             .77

Net realized and unrealized
    gain (loss) on investments          .10           .03          (.68)          .03             .16
                                     ------        ------        ------        ------          ------

Increase (decrease) from
investment operations                   .78           .74           .06           .77             .93
Dividends from net investment
    income                             (.67)         (.71)         (.74)         (.75)           (.77)
                                     ------        ------        ------        ------          ------
       Net increase (decrease)
          in net asset value            .11           .03          (.68)          .02             .16
                                     ------        ------        ------        ------          ------

Net asset value, end of period         9.07          8.96          8.93          9.61            9.59
                                     ======        ======        ======        ======          ======

TOTAL RETURN, AT NET ASSET
    VALUE (1)                          9.09          8.49          0.61          8.49            9.57
                                     ======        ======        ======        ======          ======

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
    (000)s                           27,585        25,177        34,397        37,551          15,319
                                     ======        ======        ======        ======          ======
Ratios to average net assets:
    Expenses (2)                        .94          1.06           .82           .79             .43
    Net investment income              7.61          8.04          7.85          8.80            7.38

Portfolio turnover rate (3)            5.00          9.35         34.54         11.58           11.12
                                     ======        ======        ======        ======          ======

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS, CONTINUED
--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

(1) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) Beginning in fiscal 1995 the expense ratio reflects the effect of gross expenses (including those paid indirectly by the Fund via earnings credits on cash balances). Prior period expense ratios have not been adjusted.

     Absent voluntary expense reimbursement by the Fund's investment adviser, the expense ratio for the years and period ended September 30, 1989, 1988, and 1987 would have been .86%, 1.27%, and 3.13%, respectively. There have been no voluntary reimbursements subsequent to fiscal 1989.

(3) The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation.

     Purchases and sales of investment securities (excluding short-term securities) for the six month period ended March 31, 1997 were $20,093,414 and $12,048,290, respectively.


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

Notes to Financial Statements

March 31, 1997 (unaudited)
--------------------------------------------------------------------------------

(1)   Summary of Significant Accounting Policies

      Colorado BondShares - A Tax-Exempt Fund (the Fund) is registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management company. The Fund's investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund's investment adviser is Freedom Funds Management Company (Freedom Funds). The following is a summary of significant accounting policies consistently followed by the Fund.

      Investment Valuation

      In determining the market values of bonds and other investments in the portfolio, the Fund uses valuations provided on a daily basis by a pricing service approved by the Board of Trustees. The Fund does not record amortization of premiums or accretion of discounts for financial statement purposes, except for original issued discounts on zero coupon bonds which are amortized to maturity using the effective yield method. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

      Income Taxes

      The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its net investment income to shareholders. Therefore, no tax provision is required. At March 31, 1997, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $397,000, expiring in 2001, 2002, and 2003.

      Other/Security Credit Risk

      Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis which is the same basis the Fund uses for federal income tax purposes. The Fund concentrates its investments in Colorado and, therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in nonrated securities, which may be subject to a greater degree of credit risk, and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund's investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount and market value of bonds, for which the accrual of interest income has been discontinued, approximated $2,037,900 and $597,796 (1% of net assets), respectively, as of March 31, 1997.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

Notes to Financial Statements, Continued

--------------------------------------------------------------------------------

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(2)   Shares of Beneficial Interest

      At March 31, 1997, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the years ended March 31, 1997 and 1996 were as follows:

                                 1997          1996
                              ---------       -------
Sold                          1,297,102       724,744
Dividends reinvested            116,680       219,736
                              ---------       -------
                              1,413,782       944,480
Redeemed                       (235,326)     (431,911)

         Net increase         1,178,456       512,569
                              =========       =======

(3)   Unrealized Gains and Losses

      At March 31, 1997, the net unrealized depreciation on investments of $442,641 was comprised of gross appreciation of $1,750,094 and gross depreciation of $2,192,735.

(4)   Management Fees and Other Transactions with Affiliates

      Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund's shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the semi annual period ended March 31, 1997. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

(5)   Earnings Credits on Cash Balances

      Earnings credits on cash balances maintained with the custodian by the Fund resulted in offsetting custodian fees incurred for the safeguarding of Fund assets.





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

COLORADO BONDSHARES - A TAX-EXEMPT FUND
1200 17TH STREET, SUITE 1150
DENVER, CO 80202-5811




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                                   COLORADO
                                  BONDSHARES


                              A TAX-EXEMPT FUND


                              SEMI-ANNUAL REPORT


                                MARCH 31, 1997
                                 (UNAUDITED)